Due From/(To) Related Parties - Schedule of List of Related Parties (Details)	12 Months Ended
Jun. 30, 2026
Mr Tingjun Yang [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief Executive Officer and Director
Mr. Hailiang Jia [Member]
Related Party Transaction [Line Items]
Relation with the Group	Chief Financial Officer
Mr. Shu Sang Joseph Law [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Ms Jianping Niu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Mr Huabei Zhu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Shareholder
Mr. Siyang Hu [Member]
Related Party Transaction [Line Items]
Relation with the Group	Vice President
Guangzhou Sanyi Network [Member]
Related Party Transaction [Line Items]
Relation with the Group	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)
3E NETWORK TECHNOLOGY PTE.LTD [Member]
Related Party Transaction [Line Items]
Relation with the Group	Company 100% owned by Tingjun Yang